Retained Earnings	12 Months Ended
Dec. 31, 2010
Retained Earnings
22.	Retained Earnings

The following table summarizes the details of retained earnings at December 31:

	2009		2010
	(in millions of Won)
Appropriated retained earnings for legal reserves under Korean GAAP	(Won)	1,021,878	(Won)	1,152,507
Unappropriated retained earnings under US GAAP		7,600,037		9,879,754

	(Won)	8,621,915	(Won)	11,032,261

The Financial Holding Company Act requires the Group to appropriate as a legal reserve under accounting principles generally accepted in Korea (Korean GAAP), an amount equal to a minimum of 10% of annual net income of Shinhan Financial Group until such reserve equals 100% of its paid-in capital. This reserve is not available for payment of cash dividends, but may be transferred to capital stock or used to reduce an accumulated deficit, if any, by an appropriate resolution of the Group’s board of directors.